Trade and other receivables - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Trade and other receivables	R 29,729	R 27,641
Mining
Disclosure of operating segments [line items]
Trade and other receivables	428	422
Exploration And Production International
Disclosure of operating segments [line items]
Trade and other receivables	736	743
Energy
Disclosure of operating segments [line items]
Trade and other receivables	11,487	8,323
Base Chemicals
Disclosure of operating segments [line items]
Trade and other receivables	6,308	5,562
Performance Chemicals
Disclosure of operating segments [line items]
Trade and other receivables	9,299	9,793
Group Functions
Disclosure of operating segments [line items]
Trade and other receivables	R 1,471	R 2,798